Other Accrued Expenses and Other Current Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Accrued Expenses and Liability [Line Items]
Balance at beginning of year	$ 197	$ 78	$ 679
Additions (reversal) charged to expense	364	856	(321)
Amounts utilized	(440)	(737)	(280)
Balance at end of year	$ 121	$ 197	$ 78